Capitalized Software (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Capitalized Computer Software, Net

Capitalized software costs included in non-current assets held for sale consists of the following as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Software	$1,467,008	$1,324,275
Accumulated amortization	(1,056,747)	(665,183)
Total	$410,261	$659,092